Loans and advances to customers - Schedule of financial assets that are either past due or impaired, with or without collateral (Details) - Financial instruments credit-impaired € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	€ 11,846
Without collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	0
Of which property collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	7,848
Of which other collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Estimated collateral value	3,998
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	32,888
Gross carrying amount | Without collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	14,066
Gross carrying amount | Of which property collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	10,909
Gross carrying amount | Of which other collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	7,913
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(13,931)
Accumulated impairment | Without collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(7,684)
Accumulated impairment | Of which property collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	(2,889)
Accumulated impairment | Of which other collateral
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances to customers	€ (3,358)